RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

26.   RELATED PARTY TRANSACTIONS AND BALANCES

(a)    Related party balances

Outstanding amounts due from/to related parties as of December 31, 2021 and 2022 were as follows (RMB in thousands):

	2021	2022
	December 31	December 31
	RMB	RMB
Accounts receivable from related parties:
Accounts receivable from JinkoPower for sales of solar modules and others	29,417	139,713

Notes receivables from a related party:
Notes receivables from JinkoPower	—	282,824

Advances to a related party:
Advance to Xinte Silicon for inventory purchase	—	56,860

Prepayment and other receivables from related parties:
Prepayments to JinkoPower for outsourcing services	11,990	5,664
Other receivables due from JinkoPower for disposal of solar power projects	—	12,953
Other receivables due from Sweihan PV Power Company P.S.J.C (“Sweihan PV”, which develops and operates solar power projects in Dubai) for technical services	—	1,075
Other receivables from JinkoPower for miscellaneous transactions	5,358	3,413
Subtotal	17,348	23,105

Other assets from related parties:
Long-term receivables due from JinkoPower for disposal of solar power projects	—	14,603
Guarantee receivables due from JinkoPower	3,292	—
Long-term receivables due from Sweihan PV	—	37,760
Subtotal	3,292	52,363

Accounts payable due to a related party:
Accounts payable due to Jinko-Tiansheng	15,863	—

Advances from a related party
Advances from JinkoPower	—	3,829

Notes payables due to a related party
Notes payables due to Xinte Silicon for inventory purchase	—	419,500

Other payables due to a related party:
Other payables due to JinkoPower for payments on behalf of the Company	2,230	5,964
(1)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.
(2)	On March 30, 2021, the Company signed an agreement to offset the debts and receivables between the Group and JinkoPower with the aggregate amount of RMB71 million.

(b)    Related party transactions

Transactions related parties for the year ended December 31, 2020, 2021 and 2022 were as follows (RMB in thousands):

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenue from sales of products and providing services to related parties
Revenue from sales of products to Sweihan PV	51,202	—	—
Income of financing guarantees	14,688	6,364	—
Revenue from sales of products to JinkoPower	5,072	27,099	325,175
Income of project management provided to Sweihan PV	3,721	660	2,979
Rental services provided to JinkoPower	2,177	4,004	5,041

Service expenses and silicon procurement provided by related parties
Processing fee of OEM service charged by Jiangsu Jinko-Tiansheng	27,485	5,310	—
Solar project management service provided by JinkoPower	9,443	8,753	7,133
Rental services provided by Jiangxi Desun	1,100	—	—
Electricity fee charged by JinkoPower	3,088	7,725	27,465
Other fees charged by JinkoPower	—	16	—
Silicon procurement from Xinte Silicon (Note 12)	—	—	824,785

-Financing guarantees

In connection with the Company’s disposal of JinkoSolar Power downstream business in 2016, the Group entered into a master service agreement with JinkoPower under which the Group agreed to provide a guarantee for JinkoPower’s financing obligations under its separate loan agreements. In the event that JinkoPower fails to perform its obligations under the loan agreements or otherwise defaults thereunder, the Company will become liable for JinkoPower’s obligations under the loan agreements. The Company will charge JinkoPower service fees for the debt payment guarantee service according the master service agreement.

Pursuant to the master service agreement, guarantee service fee is to be settled annually, and the management of the Company believes the guarantee fee charges are at market rates. The guarantee receivables are settled upon the receipt of guarantee fees from JinkoPower. The Company received RMB18 million, RMB21 million and nil guarantee fees from JinkoPower in 2020, 2021 and 2022, respectively.

In the year of 2022, the Group and JinkoPower entered into an agreement to cancel the above guarantee arrangement.

As of December 31, 2020, 2021 and 2022, the Company recorded the guarantee fee income receivable amounted to RMB107 million, RMB3 million and RMB3 million. The Company recorded a guarantee liability amounted to RMB57 million, RMB12 million and nil as of December 31, 2020, 2021 and 2022, respectively. The guarantee liability was amortized over the expected guarantee period from 1 to 16 years which relates to the life of the outstanding guaranteed bank loans in the subsequent reporting periods. Other income from JinkoPower for the guarantee fee amortized for the period during the year ended December 31, 2020, 2021 and 2022 amounted to RMB15 million, RMB6 million and RMB nil, respectively.

-Solar module transactions with JinkoPower

For the years ended December 31, 2020, 2021 and 2022, sales of solar module products to subsidiaries of JinkoPower amounted to RMB5 million, RMB27 million and RMB325 million, respectively. Payment term offered by the Group to JinkoPower is consistent with the Group’s 3rd party sales arrangement. As of December 31, 2021 and 2022 outstanding receivables due from JinkoPower were RMB29 million and RMB423 million, respectively.

-Solar module transactions with Sweihan PV

For the years ended December 31, 2020, 2021 and 2022, sales of solar module products to Sweihan PV amounted to RMB51 million, nil and nil, respectively.

-Rental services provided to JinkoPower

For the years ended December 31, 2020, 2021 and 2022, rental services provided to subsidiaries of JinkoPower amounted to RMB2 million, RMB4 million and RMB5 million, respectively.

-Transactions with Jinko-Tiansheng

Jinko-Tiansheng is an OEM service provider who provided PV module processing and assembling services to the Group. For the years ended December 31, 2020, 2021 and 2022, Jinko-Tiansheng charged the Group processing fee amounted to RMB27 million, RMB5 million and nil, respectively. The Group entered into a share purchase agreement to dispose all of its equity interest in Jinko-Tiansheng to Jinko-Tiansheng’s other shareholders in November 2021. The carrying value of the Group’s investment in Jinko-Tiansheng which met recognition criteria in ASC 360-10-45-9 was reclassified as a held for sale asset as of December 31, 2021. The disposition was consummated in 2022 with a gain of RMB12 million recognized (Note 5).

-Solar project management service provided by JinkoPower

In November 2017, the Company entered into an agreement with JinkoPower, which entrusted JinkoPower to exercise certain shareholders’ rights (other than right of profit distribution, right of residual property distribution and right of disposition) in five operating entities of overseas power stations wholly-owned by the Company, enabling JinkoPower to monitor the construction and daily operations of these power stations. The Company retains ownership of these power stations and there exists no call or other rights of JinkoPower. The Company agrees to pay service fees calculated based on the actual costs incurred by JinkoPower during the power stations’ construction period and a fixed amount fee during the operation period. The Company recorded service expenses incurred in the year of 2020, 2021 and 2022 amounted to RMB9 million, RMB9 million and RMB7 million as cost of project assets, respectively.

-Rental services provided by Jiangxi Desun

On January 1, 2008, Jiangxi Desun and the Group entered into an operating lease agreement pursuant to which Jiangxi Desun leased its buildings and land use rights to the Group for a ten-year period from January 1, 2008 to December 31, 2017. In 2018, the agreement was extended for another 10 years from January 1, 2018 to December 31, 2027. Jiangxi Desun charged the Group RMB1 million in rent for each of the years ended December 31, 2019 and 2020, respectively. The lease agreement was terminated in 2021 due to Jiangxi Desun’s liquidation. No lease charges from Jianxi Desun for the year ended December 31, 2021 and 2022.

-Electricity fee charged by JinkoPower

For the years ended December 31, 2020 and 2021 and 2022, electricity fee charged by subsidiaries of JinkoPower amounted to RMB3 million, RMB8 million and RMB27 million, respectively.

-Silicon procurement from Xinte Silicon

JinkoSolar jointly invest in Xinte Silicon in 2021 which was accounted for under the equity method (Note 12). JinkoSolar purchased polysilicon of nil and RMB825 million from Xinte Silicon during the years ended December 31, 2021 and 2022, respectively.